RELATED PARTY TRANSACTIONS - Additional Information (Details) - CNY (¥) ¥ in Thousands			1 Months Ended				6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 01, 2019	Jan. 01, 2019	Oct. 31, 2020	Apr. 30, 2020	Jun. 30, 2019	Jan. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Amounts due to a related party							¥ 7,734		¥ 7,734	¥ 156	¥ 7,734
Amounts due from a related party							4,820		4,820	3,090	4,820
Share-based compensation expenses related to Fang's share-based awards								¥ 3,894
Guangxi Pukai | Analytics services
Related Party Transaction [Line Items]
Transaction amount		¥ 20,000
Term of contract (in years)		18 months
Beihai Long Island Hotel Co., Ltd
Related Party Transaction [Line Items]
Amounts due from a related party							1,500		1,500		1,500
Beihai Long Island Hotel Co., Ltd | Analytics services
Related Party Transaction [Line Items]
Revenue	¥ 10,000
Term of contract (in years)		12 months
Beihai Silver Beach | Analytics services
Related Party Transaction [Line Items]
Revenue										11,006	17,296
Fang
Related Party Transaction [Line Items]
Transaction amount			¥ 4,325	¥ 4,325
IT service fee									5,214	7,500	5,214
Software license fee										500	278
Amounts due to a related party							7,734		7,734	156	7,734
Repayment of cash advance from related parties												¥ 3,815
Share-based compensation expenses related to Fang's share-based awards											3,894	¥ 6,808
Fang | Analytics services
Related Party Transaction [Line Items]
Revenue										11,006	17,296
Fang | Network Resources
Related Party Transaction [Line Items]
Related party expenses										7,950	7,500
Related party - prepaid expenses										1,836	2,286
Fang | Software License Arrangement
Related Party Transaction [Line Items]
Transaction amount					¥ 278		278			500
Software royalty fee										¥ 500
Term of contract (in years)										10 years
Amounts due to a related party							278		278	¥ 278	278
Fang | Related Party Payable
Related Party Transaction [Line Items]
Amounts due to a related party							7,734		7,734	156	7,734
Amounts due from a related party							¥ 56,850		¥ 56,850	¥ 84,831	¥ 56,850
Beijing Heng Xin Jia Hua Investment Consulting Limited [Member]
Related Party Transaction [Line Items]
Repayment of cash advance from related parties						¥ 3,815